Phoenix Investment Partners

                  SEMIANNUAL REPORT

                                              OCTOBER 31, 2000


GOODWIN

                                              Phoenix-Goodwin
                                              California Tax
                                              Exempt Bond
                                              Fund

[PHOENIX LOGO]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Goodwin California Tax Exempt Bond Fund for the six months ended October 31, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

OCTOBER 31, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

                        INVESTMENTS AT OCTOBER 31, 2000
                                  (UNAUDITED)

                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
MUNICIPAL TAX-EXEMPT BONDS--96.1%

AIRPORT REVENUE--4.3%
San Francisco Airport 6.25%, 5/1/10
(FGIC Insured)..........................     AAA     $1,000  $ 1,065,750

San Francisco Airport 4.50%, 5/1/28
(MBIA Insured)..........................     AAA      2,720    2,319,616
                                                             -----------
                                                               3,385,366
                                                             -----------

DEVELOPMENT REVENUE--5.1%
Culver City Redevelopment Financing
Authority 4.60%, 11/1/20 (AMBAC
Insured)................................     AAA      4,500    4,016,880
EDUCATION REVENUE--2.5%
California Educational Facilities
Authority Series N 5.20%, 12/1/27.......     AAA      2,000    1,940,840

GENERAL OBLIGATION--15.2%
California State 5.50%, 4/1/08 (MBIA
Insured)................................     AAA      1,500    1,606,350

California State 4.50%, 12/1/21 (FGIC
Insured)................................     AAA      3,000    2,620,350

Central School District San Bernardino
County Series A 7.05%, 5/1/16(b)........      A       1,000    1,028,090

Redwood City Elementary School District
5%, 8/1/15 (FGIC Insured)...............     AAA      3,875    3,922,430
Walnut Valley Unified School District
Series A 0%, 8/1/19 (MBIA Insured)......     AAA      8,480    2,697,912
                                                             -----------
                                                              11,875,132
                                                             -----------

GENERAL REVENUE--8.8%
Anaheim Public Financing Series C 6%,
9/1/16 (FSA Insured)....................     AAA      2,600    2,872,532

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured)............     AAA      1,500    1,571,670
Pomona Public Financing Authority 5%,
2/1/30 (MBIA Insured)...................     AAA      1,550    1,444,368
                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
GENERAL REVENUE--CONTINUED

San Mateo County 5.125%, 7/1/18 (MBIA
Insured)................................     AAA     $1,000  $ 1,000,410
                                                             -----------
                                                               6,888,980
                                                             -----------

MEDICAL REVENUE--3.8%
California Health Facilities Financing
Authority 7.30%, 11/1/20 (CA Mortgage
Insured)................................     AA       1,400    1,431,360

California Health Facilities Financing
Authority 6.25%, 7/1/22.................     AA       1,500    1,541,715
                                                             -----------
                                                               2,973,075
                                                             -----------

MULTIFAMILY REVENUE--2.7%
L.A. Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC/FHA
Insured)................................     AAA      2,000    2,094,840

MUNICIPAL UTILITY DISTRICT REVENUE--11.1%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured)..................     AAA      1,070      452,952

L.A. Wastewater System Series D 4.70%,
11/1/17 (FGIC Insured)..................     AAA      7,000    6,584,410

Sacramento Municipal Utility District
Electric Series K 5.75%, 7/1/18 (AMBAC
Insured)................................     AAA      1,500    1,608,810
                                                             -----------
                                                               8,646,172
                                                             -----------

POWER REVENUE--3.2%
Northern California Power Agency Series
A 5.20%, 7/1/32 (MBIA Insured)..........     AAA      1,120    1,068,390

Sacramento Cogeneration Authority
Project 6.375%, 7/1/10..................     BBB        500      531,245

Southern California Public Power
Authority 5.50%, 7/1/20.................      A         915      906,189
                                                             -----------
                                                               2,505,824
                                                             -----------

PRE-REFUNDED--33.0%
Covina Community Redevelopment Agency
8.80%, 1/1/08(c)........................     NR       1,095    1,285,880

2                      See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
PRE-REFUNDED--CONTINUED
Hayward Hospital (St. Rose Hospital)
10%, 10/1/04(c).........................     AAA     $  300  $   337,512

Huntington Park Redevelopment Agency 8%,
12/1/19(c)..............................     AAA      2,400    3,182,736
L.A. Harbor Department 7.60%,
10/1/18(c)..............................     AAA      1,075    1,368,970

MSR Public Power Agency Series D 6.75%
7/1/20 (MBIA Insured)(c)................     AAA      3,500    4,040,050

Northern California Power Agency 7.50%,
7/1/23, Prerefunded 7/1/21 @$100 (AMBAC
Insured)................................     AAA        195      243,653

Pomona Unified School District G.O.
Series C 5.60%, 8/1/12 (MBIA
Insured)(c).............................     AAA      1,500    1,608,960
Puerto Rico Electric Power Authority
Series P 7%, 7/1/21, Prerefunded 7/1/01
@$102...................................     AAA      1,500    1,560,705

Puerto Rico Highway and Transportation
Authority Series T 6.625%, 7/1/18,
Prerefunded 7/1/02 @$101 1/2............     AAA        200      210,952
Puerto Rico Highway and Transportation
Authority Series T 6.625%, 7/1/18,
Prerefunded 7/1/02 @$101 1/2............   Aaa(b)       800      843,808
Puerto Rico Public Building Authority
Series L 6.875%, 7/1/21, Prerefunded
7/1/02 @$101 1/2........................     AAA      1,670    1,768,096

Redlands COP Series C 7%, 12/1/22,
Prerefunded 12/1/00 @$102 (MBIA
Insured)................................     AAA      1,000    1,022,420

Riverside County Series B 8.625%, 5/1/16
(GNMA Collateralized)(c)................     AAA        700      945,686
Riverside County 7.80%, 5/1/21 (GNMA
Collateralized)(c)......................     AAA      4,000    5,105,880
                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
PRE-REFUNDED--CONTINUED

Sacramento Cogeneration Authority
Project 6.375%, 7/1/10, Prerefunded
7/1/05 @$102............................     AAA     $  500  $   554,480

Torrance Hospital 7.10%, 12/1/15,
Prerefunded 12/1/05 @$100...............     AAA      1,615    1,764,274
                                                             -----------
                                                              25,844,062
                                                             -----------

WATER REVENUE--6.4%
Chino Basin Financing Authority 5.90%,
8/1/11 (AMBAC Insured)..................     AAA      2,000    2,217,600

Long Beach Water Series A 5%, 5/1/24
(MBIA Insured)..........................     AAA      2,000    1,884,100

Metropolitan Water District Waterworks
Series A 4.75%, 7/1/22..................     AA       1,000      898,570
                                                             -----------
                                                               5,000,270
                                                             -----------
------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $71,461,680)                                 75,171,441
------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.1%
(IDENTIFIED COST $71,461,680)                                 75,171,441
------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--2.1%

COMMERCIAL PAPER--2.1%
Koch Industries, Inc. 6.62%, 11/1/00....    A-1+      1,650    1,650,000
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,650,000)                                   1,650,000
------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $73,111,680)                                 76,821,441(a)
Cash and receivables, less liabilities--1.8%                   1,387,967
                                                             -----------
NET ASSETS--100.0%                                           $78,209,408
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,434,321 and gross depreciation of $724,560 for federal income tax purposes. At October 31, 2000, the aggregate cost of securities for federal income tax purposes was $73,111,680.
(b)  As rated by Moodys, Duff & Phelps or Fitch.
(c)  Escrowed to Maturity.
     At October 31, 2000, the concentration of the Fund's investments by State, determined as a percentage of total investments, is as follows: California 94% and Puerto Rico 6%.
     At October 31, 2000, 70.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 26%, AMBAC, 13% and FGIC, 18%.

                       See Notes to Financial Statements                       3

Phoenix-Goodwin California Tax Exempt Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $73,111,680)                               $   76,821,441
Cash                                                                   2,868
Receivables
  Interest                                                         1,668,576
Prepaid expenses                                                         702
                                                              --------------
    Total assets                                                  78,493,587
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             92,692
  Dividend distributions                                              61,520
  Investment advisory fee                                             29,779
  Distribution fee                                                    17,443
  Transfer agent fee                                                  16,484
  Trustees' fee                                                       13,236
  Financial agent fee                                                  5,903
Accrued expenses                                                      47,122
                                                              --------------
    Total liabilities                                                284,179
                                                              --------------
NET ASSETS                                                    $   78,209,408
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $   74,064,922
Undistributed net investment loss                                    (70,718)
Accumulated net realized gain                                        505,443
Net unrealized appreciation                                        3,709,761
                                                              --------------
NET ASSETS                                                    $   78,209,408
                                                              ==============
CLASS A
Shares of common stock outstanding, $0.01 par value,
  250,000,000 shares authorized (Net Assets $76,795,477)           6,093,750
Net asset value per share                                             $12.60
Offering price per share $12.60/(1-4.75%)                             $13.23
CLASS B
Shares of common stock outstanding, $0.01 par value,
  250,000,000 shares authorized (Net Assets $1,413,931)              112,047
Net asset value and offering price per share                          $12.62

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,297,051
                                                              --------------
    Total investment income                                        2,297,051
                                                              --------------
EXPENSES
Investment advisory fee                                              177,303
Distribution fee, Class A                                             96,522
Distribution fee, Class B                                              7,919
Financial agent fee                                                   50,357
Transfer agent                                                        29,808
Printing                                                              24,361
Professional                                                          10,447
Trustees                                                               9,952
Custodian                                                              3,718
Miscellaneous                                                          5,224
                                                              --------------
    Total expenses                                                   415,611
                                                              --------------
NET INVESTMENT INCOME                                              1,881,440
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      207,406
Net change in unrealized appreciation (depreciation) on
  investments                                                      2,783,647
                                                              --------------
NET GAIN ON INVESTMENTS                                            2,991,053
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    4,872,493
                                                              ==============

4                      See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/00    Year Ended
                                          (Unaudited)     4/30/00
                                          ------------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  1,881,440  $ 4,151,252
  Net realized gain (loss)                     207,406      511,799
  Net change in unrealized appreciation
    (depreciation)                           2,783,647   (7,025,448)
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                4,872,493   (2,362,397)
                                          ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (1,855,540)  (4,090,438)
  Net investment income, Class B               (32,056)     (73,010)
  Net realized gains, Class A                       --   (1,010,659)
  Net realized gains, Class B                       --      (22,760)
                                          ------------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,887,596)  (5,196,867)
                                          ------------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (119,960
    and 164,765 shares, respectively)        1,512,267    2,093,896
  Net asset value of shares issued from
    reinvestment of distributions
    (65,050 and 194,344 shares,
    respectively)                              805,877    2,386,464
  Cost of shares repurchased (462,950
    and 1,210,978 shares, respectively)     (5,712,027) (15,038,907)
                                          ------------  -----------
Total                                       (3,393,883) (10,558,547)
                                          ------------  -----------
CLASS B
  Proceeds from sales of shares (19,058
    and 42,249 shares, respectively)           238,449      521,497
  Net asset value of shares issued from
    reinvestment of distributions
    (1,196 and 4,418 shares,
    respectively)                               14,827       54,190
  Cost of shares repurchased (51,548 and
    47,061 shares, respectively)              (640,490)    (579,840)
                                          ------------  -----------
Total                                         (387,214)      (4,153)
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (3,781,097) (10,562,700)
                                          ------------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS       (796,200) (18,121,964)
NET ASSETS
    Beginning of period                     79,005,608   97,127,572
                                          ------------  -----------
    END OF PERIOD [INCLUDING
     UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS) OF ($70,718) AND
     DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME OF ($64,562),
     RESPECTIVELY]                        $ 78,209,408  $79,005,608
                                          ============  ===========

                       See Notes to Financial Statements                       5

Phoenix-Goodwin California Tax Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   SIX MONTHS                               CLASS A
                                                     ENDED         ---------------------------------------------------------
                                                    10/31/00                          YEAR ENDED APRIL 30
                                                  (UNAUDITED)      ---------------------------------------------------------
                                                  ------------           2000       1999        1998        1997      1996
Net asset value, beginning of period                $ 12.13        $    13.18     $13.12     $ 12.72     $ 12.77     $ 12.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.30              0.60       0.64        0.65        0.66        0.67
  Net realized and unrealized gain (loss)              0.47             (0.90)      0.11        0.47        0.04        0.20
                                                    -------        ----------     ------     -------     -------     -------
      TOTAL FROM INVESTMENT OPERATIONS                 0.77             (0.30)      0.75        1.12        0.70        0.87
                                                    -------        ----------     ------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.30)            (0.60)     (0.63)      (0.65)      (0.66)      (0.67)
  Distributions in excess of net investment
    income                                               --                --         --          --          --       (0.01)
  Distributions from net realized gains                  --             (0.15)     (0.06)      (0.07)      (0.09)      (0.03)
  Distributions in excess of accumulated net
    realized gains                                       --                --         --          --          --       (0.02)
                                                    -------        ----------     ------     -------     -------     -------
      TOTAL DISTRIBUTIONS                             (0.30)            (0.75)     (0.69)      (0.72)      (0.75)      (0.73)
                                                    -------        ----------     ------     -------     -------     -------
  Change in net asset value                            0.47             (1.05)      0.06        0.40       (0.05)       0.14
                                                    -------        ----------     ------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                      $ 12.60        $    12.13     $13.18     $ 13.12     $ 12.72     $ 12.77
                                                    =======        ==========     ======     =======     =======     =======
Total return(1)                                        6.42%(4)        (2.17)%      5.92%       8.84%       5.56%       6.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $76,795           $77,265     $95,230    $102,312    $109,358    $113,806

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.04%(3)         1.10%       1.00%       0.96%       0.93%       0.99%
  Net investment income                                4.79%(3)         4.84%       4.72%       4.90%       5.13%       5.15%
Portfolio turnover                                        0%              12%         14%          9%         17%         20%

                                                  SIX MONTHS                              CLASS B
                                                     ENDED        --------------------------------------------------------
                                                   10/31/00                         YEAR ENDED APRIL 30
                                                  (UNAUDITED)     --------------------------------------------------------
                                                  -----------       2000       1999       1998          1997         1996
Net asset value, beginning of period                $12.14        $13.20     $13.13     $12.73        $12.77        $12.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.26          0.51       0.54       0.56          0.56          0.56(2)
  Net realized and unrealized gain (loss)             0.48         (0.91)      0.12       0.46          0.05          0.20
                                                    ------        ------     ------     ------        ------        ------
      TOTAL FROM INVESTMENT OPERATIONS                0.74         (0.40)      0.66       1.02          0.61          0.76
                                                    ------        ------     ------     ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.26)        (0.51)     (0.53)     (0.55)        (0.56)        (0.56)
  Distributions in excess of net investment
    income                                              --            --         --         --            --         (0.01)
  Distributions from net realized gains                 --         (0.15)     (0.06)     (0.07)        (0.09)        (0.03)
  Distributions in excess of accumulated net
    realized gains                                      --            --         --         --            --         (0.02)
                                                    ------        ------     ------     ------        ------        ------
      TOTAL DISTRIBUTIONS                            (0.26)        (0.66)     (0.59)     (0.62)        (0.65)        (0.62)
                                                    ------        ------     ------     ------        ------        ------
  Change in net asset value                           0.48         (1.06)      0.07       0.40         (0.04)         0.14
                                                    ------        ------     ------     ------        ------        ------
NET ASSET VALUE, END OF PERIOD                      $12.62        $12.14     $13.20     $13.13        $12.73        $12.77
                                                    ======        ======     ======     ======        ======        ======
Total return(1)                                       6.09%(4)    (2.98)%      5.11%      8.10%         4.84%         6.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)             $1,414        $1,741     $1,897     $1,562        $1,359        $1,258

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                  1.79%(3)     1.85%       1.75%      1.71%         1.68%         1.78%
  Net investment income                               4.04%(3)     4.09%       3.97%      4.15%         4.37%         4.32%
Portfolio turnover                                       0%          12%         14%         9%           17%           20%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.

6                      See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective August 17, 2000, Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware Business Trust. Prior to that date, the Fund was organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United states requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $1,234 for Class A shares and deferred sales charges of $14,304 for Class B shares for the six months ended October 31, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 2000, $13,677 was earned by the Distributor and $90,764 was paid to unaffiliated participants.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2000, financial agent fees were $50,357, of which PEPCO received $20,860. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended October 31, 2000, transfer agent fees were $29,808, of which PEPCO retained $7,374, which is net of fees paid to State Street.

  At October 31, 2000, PHL and affiliates held 244 Class A shares and 11,100 Class B shares of the Fund with a combined value of $143,156.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and futures, for the six months ended October 31, 2000, aggregated $0 and $5,449,476, respectively. There were no purchases or sales of long-term US Government securities.

4. ASSET CONCENTRATION

  There are certain risks arising from the Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

  This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)

Special meetings of Shareholders of Phoenix-Goodwin California Tax Exempt Bonds, Inc. were held on May 16, 2000 and August 17, 2000, respectively, to approve the following matters:

    1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares.

    2. Approve a new Rule 12b-1 Distribution Plan for Class C Shares.

    3. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into a Delaware business trust.

On the record date of May 16, 2000, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

CLASS OF SHARES   SHARES OUTSTANDING   PERCENTAGE PRESENT BY PROXY
----------------  ------------------   ---------------------------
Class B               24,446,125                 50.72%
Class C                   32,741                 50.31%

On the record date of August 17, 2000, there were 70,291,573 shares outstanding and 57.01% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                             FOR       AGAINST    ABSTAIN
                                          ----------  ---------  ---------
1. Approve a new Rule 12b-1 Distribution
  Plan for Class B Shares                 10,669,877    680,030  1,048,747
2. Approve a new Rule 12b-1 Distribution
  Plan for Class C Shares                     16,472          0          0
3. Approve Amendment and Plan of
  Reorganization                          35,884,137  1,517,163  2,673,817

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection                                   1-800-243-1574
Customer Service                                      1-800-243-1574
Investment Strategy Hotline                           1-800-243-4361 (option 2)
Marketing Department                                  1-800-243-4361 (option 3)
Text Telephone                                        1-800-243-1926
www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford CT 06115-0480

                                                     PRSRT STD
                                                    U.S. Postage
                                                       PAID
                                                      Andrew
                                                     Associates


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For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
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PXP 680 (12/00)